Warrants - Preferred stock and common stock outstanding (Details) - Evolv Technologies Holdings Inc [Member] - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant	5,127,237	5,127,237	740,991	3,386,246
Warrants exercise price			$ 0.15
March 17, 2014
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years		10 years
Shares Issuable Upon Exercise of Warrant	250,000	250,000		250,000
Warrants exercise price	$ 0.09	$ 0.09		$ 0.09
September 28, 2016
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years		10 years
Shares Issuable Upon Exercise of Warrant	2,686,246	2,686,246		2,686,246
Warrants exercise price	$ 0.001	$ 0.001		$ 0.001
July 5, 2017
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years		10 years
Shares Issuable Upon Exercise of Warrant	375,000	375,000		375,000
Warrants exercise price	$ 0.09	$ 0.09		$ 0.09
February 12, 2019
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years		10 years
Shares Issuable Upon Exercise of Warrant	75,000	75,000		75,000
Warrants exercise price	$ 0.09	$ 0.09		$ 0.09
March 30, 2020
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	740,991	740,991
Warrants exercise price	$ 0.15	$ 0.15
December 3, 2020
Class of Warrant or Right [Line Items]
Contractual Term	10 years	10 years
Shares Issuable Upon Exercise of Warrant	1,000,000	1,000,000
Warrants exercise price	$ 0.16	$ 0.16